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•	Underlying Funds available with

    The Fulcrum FundSM Variable Annuity

We will be mailing you a paper update of this document annually. If you would prefer to receive it electronically, please visit www.e-z-delivery.com to sign up.

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Annual Report

DECEMBER 31, 2003

General Information

Officers of Allmerica Financial Life Insurance and Annuity Company (AFLIAC) and First Allmerica Financial Life Insurance Company (FAFLIC)

Mark A. Hug, President and CEO

Edward J. Parry III, Senior Vice President and CFO

J. Kendall Huber, Senior Vice President and General Counsel

John P. Kavanaugh, Vice President and Chief Investment Officer

Mark C. McGivney, Vice President and Treasurer

Charles F. Cronin, Vice President and Secretary

Investment Advisers

A I M Advisors, Inc.

11 Greenway Plaza, Houston, TX 77046

AIM V.I. Premier Equity Fund

Allmerica Financial Investment Management Services, Inc.

440 Lincoln Street, Worcester, MA 01653

Investment Sub-Advisers

Opus Investment Management, Inc.

440 Lincoln Street, Worcester, MA 01653

Equity Index Fund

Money Market Fund

Select Investment Grade Income Fund

Bank of Ireland Asset Management (U.S.) Ltd.

26 Fitzwilliam Place, Dublin 2, Ireland

75 Holly Hill Lane, Greenwich, CT 06830

Select International Equity Fund

T. Rowe Price Associates, Inc.

100 East Pratt Street, Baltimore, MD 21202

Select Capital Appreciation Fund

Investment Advisers (continued)

Delaware Management Company

2005 Market Street, Philadelphia, PA 19103

Delaware VIP Balanced Series

Delaware VIP Small Cap Value Series

Gabelli Funds, LLC

One Corporate Center, Rye, NY 10580

Gabelli Capital Asset Fund

Lazard Asset Management

30 Rockefeller Plaza, New York, NY 10112

Lazard Retirement International Equity Portfolio

Massachusetts Financial Services Company

500 Boylston Street, Boston, MA 02116

MFS Emerging Growth Series

MFS Investors Trust Series

Oppenheimer Funds, Inc.

498 Seventh Avenue, New York, NY 10018

Oppenheimer Aggressive Growth Fund/VA

Oppenheimer Main Street Fund/VA

Pilgrim Baxter & Associates, Ltd.

1400 Liberty Ridge Drive, Wayne, PA 19087

PBHG Select 20 Portfolio

One or more funds may not be available under the variable product which you have chosen. Inclusion in this report of a fund which is not available under your contract/policy is not to be considered a solicitation. To identify the funds available through your variable product, please refer to the Product Performance Summary herein.

Product Performance Summary

The Fulcrum FundSM Variable Annuity (AFLIAC)

Average Annual Total Returns as of 12/31/03

The average annual total returns for The Fulcrum FundSM Variable Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

		Without Surrender Charge and Contract Fee					With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Allmerica Investment Trust

AIT Money Market Fund	4/29/85	3/13/97	-0.66%	2.14%	2.92%	2.63%	-6.64%	1.55%	2.87%	2.44%

AIT Select Capital Appreciation Fund	2/1/96	3/13/97	37.69%	-0.26%	7.24%	7.57%	30.30%	-1.22%	6.93%	7.17%

AIT Equity Index Fund	2/1/96	3/13/97	26.37%	-2.60%	0.12%	-1.28%	19.11%	-3.50%	-0.31%	-1.84%

AIT Select International Equity Fund	3/26/96	3/13/97	25.92%	0.03%	-1.60%	-2.80%	18.70%	-0.76%	-1.99%	-3.30%

AIT Select Investment Grade Income Fund	4/29/85	3/13/97	1.81%	3.76%	2.77%	3.92%	-4.39%	3.07%	2.57%	3.63%

AIM Variable Insurance Funds

AIM V.I. Premier Equity Fund	5/5/93	9/1/98	23.27%	-4.70%	6.93%	0.37%	15.99%	-5.45%	6.87%	-0.20%

Delaware VIP Trust

Delaware VIP Balanced Series	7/28/88	9/1/98	17.48%	-5.22%	4.57%	-2.01%	10.37%	-5.83%	4.54%	-2.45%

Delaware VIP Small Cap Value Series	12/27/93	9/1/98	39.92%	9.40%	11.16%	12.63%	32.79%	8.91%	11.14%	12.34%

Gabelli Capital Series Funds, Inc.

Gabelli Capital Asset Fund	2/1/96	3/13/97	33.49%	8.23%	11.30%	10.37%	26.08%	7.35%	10.90%	9.88%

Lazard Asset Management

Lazard Retirement International Equity Portfolio	9/1/98	9/1/98	26.66%	-2.33%	-0.12%	-0.12%	19.58%	-2.90%	-0.52%	-0.52%

MFS Variable Insurance Trust

MFS Emerging Growth Series	7/24/95	9/1/98	28.34%	-5.39%	5.90%	0.11%	21.15%	-6.05%	5.28%	-0.37%

MFS Investors Trust Series	10/9/95	9/1/98	20.38%	-4.28%	6.01%	-0.62%	13.15%	-4.95%	5.36%	-1.13%

Oppenheimer Variable Account Funds

Oppenheimer Aggressive Growth Fund/VA	8/15/86	9/1/98	23.78%	-1.13%	4.96%	3.87%	16.68%	-1.72%	4.94%	3.47%

Oppenheimer Main Street Fund/VA	7/5/95	9/1/98	24.88%	-0.93%	9.07%	2.80%	17.75%	-1.56%	9.02%	2.35%

PBHG Insurance Series Fund

PBHG Select 20 Portfolio	9/25/97	11/2/98	30.94%	-3.73%	4.58%	0.80%	23.71%	-4.43%	4.31%	0.25%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund”, assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

The Fulcrum FundSM Variable Annuity (FAFLIC)

Average Annual Total Returns as of 12/31/03

The average annual total returns for The Fulcrum FundSM Variable Annuity sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

		Without Surrender Charge and Contract Fee					With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Allmerica Investment Trust

AIT Money Market Fund	4/29/85	10/3/97	-0.66%	2.14%	2.93%	2.51%	-6.64%	1.56%	2.86%	2.31%

AIT Select Capital Appreciation Fund	2/1/96	9/30/97	37.69%	-0.26%	7.24%	5.55%	29.86%	-1.67%	6.64%	4.63%

AIT Equity Index Fund	2/1/96	9/30/97	26.38%	-2.60%	0.12%	-4.45%	19.01%	-3.59%	-0.36%	-5.29%

AIT Select International Equity Fund	3/26/96	10/3/97	25.92%	0.02%	-1.60%	-3.49%	18.71%	-0.69%	-1.86%	-3.94%

AIT Select Investment Grade Income Fund	4/29/85	10/3/97	1.81%	3.76%	2.77%	3.78%	-4.37%	3.11%	2.63%	3.51%

AIM Variable Insurance Funds

AIM V.I. Premier Equity Fund	5/5/93	5/5/93	23.26%	-4.68%	6.94%	0.40%	16.20%	-5.22%	6.93%	0.03%

Delaware VIP Trust

Delaware VIP Balanced Series	7/28/88	9/1/98	17.48%	-5.26%	4.56%	-2.03%	10.46%	-5.78%	4.55%	-2.38%

Delaware VIP Small Cap Value Series	12/27/93	9/1/98	39.92%	9.36%	11.14%	12.60%	32.90%	8.92%	11.14%	12.36%

Gabelli Capital Series Funds, Inc.

Gabelli Capital Asset Fund	2/1/96	9/30/97	33.50%	8.23%	11.30%	8.35%	25.86%	7.15%	10.78%	7.51%

Lazard Asset Management

Lazard Retirement International Equity Portfolio	9/1/98	9/1/98	26.66%	-2.29%	-0.08%	-0.08%	19.64%	-2.80%	-0.41%	-0.41%

MFS Variable Insurance Trust

MFS Emerging Growth Series	7/24/95	9/1/98	28.35%	-5.38%	5.90%	0.12%	21.13%	-6.08%	5.82%	-0.39%

MFS Investors Trust Series	10/9/95	9/1/98	20.38%	-4.24%	6.04%	-0.58%	13.35%	-4.76%	6.02%	-0.93%

Oppenheimer Variable Account Funds

Oppenheimer Aggressive Growth Fund/VA	8/15/86	9/1/98	23.78%	-1.21%	4.92%	3.79%	16.55%	-1.90%	4.87%	3.31%

Oppenheimer Main Street Fund/VA	7/5/95	9/1/98	24.89%	-0.92%	9.08%	2.81%	17.83%	-1.47%	9.06%	2.44%

PBHG Insurance Series Fund

PBHG Select 20 Portfolio	9/25/97	11/2/98	30.96%	-3.76%	4.55%	0.76%	23.90%	-4.31%	4.39%	0.38%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund”, assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

If you would like to request additional copies of this report, please call 1-800-917-1909.

The Fulcrum FundSM Variable Annuity is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in NY) and

offered by VeraVest Investments, Inc., member NASD/SIPC.

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THE ALLMERICA FINANCIAL COMPANIES

The Hanover Insurance Company • Citizens Insurance Company of America • Citizens Management Inc.

Opus Investment Management, Inc. • AMGRO, Inc. • Financial Profiles, Inc.

First Allmerica Financial Life Insurance Company • Allmerica Financial Life Insurance and Annuity Company (all states except NY)

440 Lincoln Street, Worcester, Massachusetts 01653

10635 (12/03)